Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Public funding receivables	$ 678	$ 391
Taxes and other government receivables	326	254
Advances and deferred charges	207	210
Loans and deposits	26	14
Interest receivable	35	29
Derivative instruments	76	10
Other current assets	120	99
Total	$ 1,468	$ 1,007